Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		¥ 1
Transfers out of level 3		(1)
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		35	¥ 38
Gains (losses) in Earnings	[1]		5
Purchases			13
Sales			(6)
Settlements			(15)
Ending Balance			35
Change in unrealized gain (losses) still held	[2]		(2)
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1	4
Gains (losses) in Earnings	[3]		1
Purchases		(18)	(35)
Sales		17	33
Ending Balance			1
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		655	561
Gains (losses) in Earnings		53	(6)	[4]
Gains (losses) in OCI		17	10	[5]
Transfers into Level 3		77	7
Transfers out of level 3		(8)
Issuances		312	192
Settlements		(345)	(101)
Ending Balance		621	655
Change in unrealized gain (losses) still held		79	5	[2]
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11	12
Settlements		(1)	(1)
Ending Balance		10	11
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,044	1,013
Gains (losses) in Earnings		(52)	1	[3]
Purchases		802	762
Sales		(297)	(378)
Settlements		(382)	(354)
Ending Balance		1,115	1,044
Change in unrealized gain (losses) still held		(52)	8	[2]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		28	23
Gains (losses) in Earnings		(1)	1	[3]
Purchases		6	7
Sales		(2)	(3)
Settlements		(1)
Ending Balance		30	28
Change in unrealized gain (losses) still held		(1)	(1)	[2]
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	13	21
Gains (losses) in Earnings		(6)	(11)	[3],[6]
Transfers into Level 3		1
Settlements		(13)	3	[6]
Ending Balance		(5)	13	[6]
Change in unrealized gain (losses) still held		(16)	(5)	[2],[6]
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	22	12
Gains (losses) in Earnings		(4)	15	[3],[6]
Settlements		(2)	(5)	[6]
Ending Balance		16	22	[6]
Change in unrealized gain (losses) still held		(3)	14	[2],[6]
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	(5)	4
Gains (losses) in Earnings		(8)	(15)	[3],[6]
Settlements		(4)	6	[6]
Ending Balance		(17)	(5)	[6]
Change in unrealized gain (losses) still held		(10)	3	[2],[6]
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1	1
Gains (losses) in Earnings		(2)	(2)	[3],[6]
Transfers into Level 3		(1)
Transfers out of level 3		(1)
Settlements		1	2	[6]
Ending Balance		(2)	1	[6]
Change in unrealized gain (losses) still held		(1)	1	[2],[6]
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1
Gains (losses) in Earnings		2	1	[3],[6]
Settlements		(2)
Ending Balance		1	1	[6]
Change in unrealized gain (losses) still held		1	1	[2],[6]
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			61
Transfers out of level 3			(42)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		40	54
Purchases		3
Settlements		(12)	(14)
Ending Balance		31	40
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		500	441
Gains (losses) in OCI		1	1	[5]
Purchases		201	144
Sales		(77)	(72)
Settlements		(10)	(14)
Ending Balance		615	500
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		120	163
Gains (losses) in Earnings		2	37	[1]
Gains (losses) in OCI	[5]		(33)
Purchases		106	29
Sales			(7)
Settlements		(71)	(69)
Ending Balance		157	120
Change in unrealized gain (losses) still held	[2]		19
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		103	80
Gains (losses) in OCI		(11)	(1)	[5]
Transfers into Level 3			61
Transfers out of level 3			(42)
Purchases		94	27
Settlements		(12)	(22)
Ending Balance		174	103
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		35
Gains (losses) in Earnings		3
Purchases		15
Settlements		(14)
Ending Balance		39	¥ 35
Change in unrealized gain (losses) still held		¥ 3

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2019 and 2020.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.